GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
September 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – 97.6%
Australia – 8.2%
44,802 ANZ Group Holdings Ltd. (Banks) $ 734,828
35,864 BHP Group Ltd. (Materials) 1,007,450
15,943 BlueScope Steel Ltd. (Materials) 197,430
10,748 Challenger Ltd. (Financial
Services) 44,051
1,323 Cochlear Ltd. (Health Care
Equipment & Services) 216,685
22,207 Commonwealth Bank of Australia
(Banks) 1,418,496
137,403 Glencore PLC (Materials) 782,443
2,458 Goodman Group REIT (Equity
Real Estate Investment Trusts
(REITs)) 33,689
18,308 Helia Group Ltd. (Financial
Services) 41,007
68,549 Insurance Australia Group Ltd.
(Insurance) 248,665
7,079 Macquarie Group Ltd. (Financial
Services) 758,077
2,820 National Australia Bank Ltd.
(Banks) 52,352
90,301 Perenti Ltd. (Materials)* 62,431
12,134 Perseus Mining Ltd. (Materials) 12,670
16,079 Qantas Airways Ltd.
(Transportation)* 53,229
314,673 Scentre Group REIT (Equity Real
Estate Investment Trusts (REITs)) 494,466
167,928 Telstra Group Ltd.
(Telecommunication Services) 414,890
28,634 Woodside Energy Group Ltd.
(Energy) 665,772
37,018 Woolworths Group Ltd. (Consumer
Staples Distribution & Retail) 886,256
8,124,887
Austria – 0.9%
6,452 BAWAG Group AG (Banks)*
(a)
294,896
5,713 Erste Group Bank AG (Banks) 197,309
3,086 Raiffeisen Bank International AG
(Banks)* 44,964
8,027 Strabag SE (Capital Goods) 316,711
853,880
Belgium – 0.3%
3,387 Ageas SA/NV (Insurance) 139,498
3,739 KBC Ancora (Banks) 152,458
141 Melexis NV (Semiconductors &
Semiconductor Equipment) 12,135
304,091
China – 0.7%
14,728 Prosus NV (Consumer
Discretionary Distribution &
Retail)* 434,747
243,100 Yangzijiang Shipbuilding Holdings
Ltd. (Capital Goods) 294,684
729,431
Denmark – 2.4%
109 AP Moller - Maersk A/S, Class B
(Transportation) 196,080
Shares Description Value
a
Common Stocks – (continued)
Denmark – (continued)
42 AP Moller – Maersk A/S, Class A
(Transportation) $ 74,327
1,115 Genmab A/S (Pharmaceuticals,
Biotechnology & Life Sciences)* 394,767
1,276 Jyske Bank A/S (Banks)* 93,077
14,752 Novo Nordisk A/S, Class B
(Pharmaceuticals, Biotechnology &
Life Sciences) 1,343,188
2,616 Pandora A/S (Consumer Durables
& Apparel) 269,948
2,371,387
Finland – 1.5%
1,100 Kone OYJ, Class B (Capital Goods) 46,354
1,292 Konecranes OYJ (Capital Goods) 42,829
26,193 Nokia OYJ (Technology Hardware
& Equipment) 98,488
28,846 Nordea Bank Abp (Banks) 316,260
15,766 Sampo OYJ, Class A (Insurance)* 681,588
7,586 UPM-Kymmene Oyj (Materials) 259,751
1,445,270
France – 9.3%
7,636 Air Liquide SA (Materials) 1,286,144
4,418 Airbus SE (Capital Goods) 591,343
1,083 AXA SA (Insurance) 32,131
2,770 Dassault Aviation SA (Capital
Goods) 521,730
18,708 Dassault Systemes (Software &
Services) 694,861
3,979 Edenred (Financial Services) 248,911
6,278 Eiffage SA (Capital Goods) 595,893
33,983 Engie SA (Utilities) 521,169
573 Hermes International (Consumer
Durables & Apparel) 1,044,481
8,975 Legrand SA (Capital Goods) 824,680
663 LVMH Moet Hennessy Louis
Vuitton SE (Consumer Durables &
Apparel) 500,453
13,130 Rexel SA (Capital Goods) 294,191
5,459 Safran SA (Capital Goods) 855,476
6,044 Societe Generale SA (Banks) 146,251
2,760 Thales SA (Capital Goods) 387,899
9,911 Veolia Environnement SA
(Utilities) 286,489
3,064 Vinci SA (Capital Goods) 338,974
9,171,076
Georgia – 0.1%
2,456 TBC Bank Group PLC (Banks) 89,448
Germany – 9.1%
6,945 Bayerische Motoren Werke AG
(Automobiles & Components) 705,385
1,865 Beiersdorf AG (Household &
Personal Products) 240,565
6,756 Brenntag SE (Capital Goods) 522,757
5,892 Commerzbank AG (Banks) 66,870
14,273 Deutsche Bank AG (Financial
Services) 156,864

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
3,116 Deutsche Telekom AG
(Telecommunication Services) $ 65,364
9,125 Deutz AG (Capital Goods) 40,187
4,488 DWS Group GmbH & Co. KGaA
(Financial Services)
(a)
152,399
68,885 E.ON SE (Utilities) 814,635
3,543 Fresenius SE & Co. KGaA (Health
Care Equipment & Services) 110,046
9,579 FUCHS SE (Materials) 306,739
966 GEA Group AG (Capital Goods) 35,601
2,280 Hannover Rueck SE (Insurance) 500,275
321 Hapag-Lloyd AG (Transportation)
(a)
58,173
7,881 Henkel AG & Co. KGaA
(Household & Personal Products) 496,911
22,493 Infineon Technologies AG
(Semiconductors & Semiconductor
Equipment) 744,986
7,341 Mercedes-Benz Group AG
(Automobiles & Components) 510,910
1,333 MTU Aero Engines AG (Capital
Goods) 241,419
2,759 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Insurance) 1,074,501
12,694 SAP SE (Software & Services) 1,643,138
3,678 Siemens AG (Capital Goods) 525,619
9,013,344
Hong Kong – 1.8%
140,600 AIA Group Ltd. (Insurance) 1,137,053
13,900 Jardine Matheson Holdings Ltd.
(Capital Goods) 648,435
35,000 Swire Pacific Ltd., Class B
(Real Estate Management &
Development) 38,190
1,823,678
Italy – 1.3%
64,697 Banca Mediolanum SpA (Financial
Services) 551,309
37,866 Banco BPM SpA (Banks) 180,337
973 Prysmian SpA (Capital Goods) 39,055
16,154 UniCredit SpA (Banks) 384,892
23,614 Unipol Gruppo SpA (Insurance) 127,453
1,283,046
Japan – 23.7%
6,500 Advan Group Co. Ltd. (Capital
Goods) 45,853
17,000 Aisan Industry Co. Ltd.
(Automobiles & Components) 151,934
19,000 Aisin Corp. (Automobiles &
Components) 717,916
3,200 Amiyaki Tei Co. Ltd. (Consumer
Services) 80,247
4,400 Asahi Kasei Corp. (Materials) 27,696
9,800 Astellas Pharma, Inc.
(Pharmaceuticals, Biotechnology &
Life Sciences) 135,648
3,400 Chubu Electric Power Co., Inc.
(Utilities) 43,282
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
2,500 Dai Nippon Printing Co. Ltd.
(Commercial & Professional
Services) $ 65,045
3,900 Daiichi Jitsugyo Co. Ltd. (Capital
Goods) 48,546
9,500 Daiwa House Industry Co. Ltd.
(Real Estate Management &
Development) 254,974
4,800 Doutor Nichires Holdings Co. Ltd.
(Consumer Services) 74,789
1,000 FCC Co. Ltd. (Automobiles &
Components) 12,581
4,200 FJ Next Holdings Co. Ltd.
(Consumer Durables & Apparel) 29,458
2,000 Fujitsu Ltd. (Software & Services) 235,222
3,400 H2O Retailing Corp. (Consumer
Staples Distribution & Retail) 41,294
13,000 Heiwa Corp. (Consumer Services) 186,573
1,400 HIS Co. Ltd. (Consumer Services)* 16,890
47,700 Honda Motor Co. Ltd.
(Automobiles & Components) 536,611
3,200 Icom, Inc. (Technology Hardware
& Equipment) 71,305
8,200 Inaba Seisakusho Co. Ltd.
(Commercial & Professional
Services) 84,753
14,100 Isetan Mitsukoshi Holdings
Ltd. (Consumer Discretionary
Distribution & Retail) 163,351
6,700 ITOCHU Corp. (Capital Goods) 241,963
7,500 Itoki Corp. (Commercial &
Professional Services) 75,572
1,600 J Front Retailing Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 16,374
3,100 Japan Electronic Materials Corp.
(Semiconductors & Semiconductor
Equipment) 28,374
5,600 Japan Medical Dynamic Marketing,
Inc. (Health Care Equipment &
Services) 28,197
56,300 JFE Holdings, Inc. (Materials) 824,474
3,600 J-Oil Mills, Inc. (Food, Beverage &
Tobacco) 42,943
6,900 JSP Corp. (Materials) 94,244
1,200 Kamigumi Co. Ltd.
(Transportation) 24,713
4,800 Kato Sangyo Co. Ltd. (Consumer
Staples Distribution & Retail) 127,526
18,300 KDDI Corp. (Telecommunication
Services) 560,172
2,100 Kissei Pharmaceutical Co. Ltd.
(Pharmaceuticals, Biotechnology &
Life Sciences) 47,556
6,500 Kitagawa Corp. (Capital Goods)* 62,689
56,100 Kobe Steel Ltd. (Materials) 730,694
8,100 Kokuyo Co. Ltd. (Commercial &
Professional Services) 128,362
700 Komatsu Ltd. (Capital Goods) 18,880

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
13,200 Kyoei Steel Ltd. (Materials) $ 175,535
9,100 Kyokuto Securities Co. Ltd.
(Financial Services) 56,530
1,700 Kyoritsu Maintenance Co. Ltd.
(Consumer Services) 70,750
1,600 Mandom Corp. (Household &
Personal Products) 14,752
4,800 Mars Group Holdings Corp.
(Consumer Durables & Apparel) 89,644
600 Maruichi Steel Tube Ltd.
(Materials) 14,916
12,600 Marusan Securities Co. Ltd.
(Financial Services) 70,430
41,400 Mazda Motor Corp. (Automobiles
& Components) 470,076
8,800 Mimasu Semiconductor Industry
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 163,216
40,300 Mitsubishi Estate Co. Ltd.
(Real Estate Management &
Development) 525,755
118,800 Mitsubishi HC Capital, Inc.
(Financial Services) 791,574
2,700 Mitsubishi Heavy Industries Ltd.
(Capital Goods) 150,598
4,900 Mitsubishi Logisnext Co. Ltd.
(Capital Goods) 44,722
20,600 Mitsubishi Motors Corp.
(Automobiles & Components) 89,781
8,600 Mitsubishi Shokuhin Co. Ltd.
(Consumer Staples Distribution &
Retail) 224,476
84,800 Mitsubishi UFJ Financial Group,
Inc. (Banks) 718,608
13,500 Mitsui Fudosan Co. Ltd.
(Real Estate Management &
Development) 297,324
1,300 Mizuho Leasing Co. Ltd. (Financial
Services) 42,652
4,600 Mochida Pharmaceutical Co. Ltd.
(Pharmaceuticals, Biotechnology &
Life Sciences) 102,476
5,000 MS&AD Insurance Group
Holdings, Inc. (Insurance) 182,972
3,300 Nakamoto Packs Co. Ltd.
(Commercial & Professional
Services) 36,611
8,300 NEC Corp. (Software & Services) 458,348
400 NIPPON EXPRESS HOLDINGS,
Inc. (Transportation) 20,872
2,000 Nippon Road Co. Ltd. (The)
(Capital Goods) 25,131
17,900 Nippon Steel Corp. (Materials) 419,364
313,900 Nippon Telegraph & Telephone
Corp. (Telecommunication
Services) 371,543
8,200 Nippon Yusen KK (Transportation) 212,912
149,500 Nissan Motor Co. Ltd.
(Automobiles & Components) 659,780
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
2,400 Nisshin Oillio Group Ltd. (The)
(Food, Beverage & Tobacco) $ 67,168
2,800 Okamura Corp. (Commercial &
Professional Services) 42,280
35,600 Ono Pharmaceutical Co. Ltd.
(Pharmaceuticals, Biotechnology &
Life Sciences) 682,751
4,400 Oriental Land Co. Ltd. (Consumer
Services) 144,354
44,400 ORIX Corp. (Financial Services) 829,055
5,200 Otsuka Corp. (Software &
Services) 220,004
21,600 Otsuka Holdings Co. Ltd.
(Pharmaceuticals, Biotechnology &
Life Sciences) 766,910
9,100 PS Mitsubishi Construction Co.
Ltd. (Capital Goods) 50,795
11,100 Renesas Electronics Corp.
(Semiconductors & Semiconductor
Equipment)* 169,552
2,800 Riken Corp. (Automobiles &
Components) 68,250
6,300 Riken Technos Corp. (Materials) 30,092
4,800 Sakata INX Corp. (Materials) 41,303
12,100 Santen Pharmaceutical Co. Ltd.
(Pharmaceuticals, Biotechnology &
Life Sciences) 111,022
12,600 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) 612,311
20,600 Sekisui Chemical Co. Ltd.
(Consumer Durables & Apparel) 296,371
8,300 Sekisui House Ltd. (Consumer
Durables & Apparel) 165,182
16,600 Seven & i Holdings Co. Ltd.
(Consumer Staples Distribution &
Retail) 649,893
6,900 Shikoku Electric Power Co., Inc.
(Utilities) 47,177
1,300 Shionogi & Co. Ltd.
(Pharmaceuticals, Biotechnology &
Life Sciences) 57,986
4,300 Sintokogio Ltd. (Capital Goods) 31,440
14,800 SKY Perfect JSAT Holdings, Inc.
(Media & Entertainment) 69,206
10,000 SoftBank Group Corp.
(Telecommunication Services) 421,255
2,500 Sompo Holdings, Inc. (Insurance) 107,142
17,500 SPK Corp. (Consumer
Discretionary Distribution &
Retail) 225,351
8,200 SRA Holdings (Software &
Services) 191,070
17,200 Subaru Corp. (Automobiles &
Components) 334,445
7,700 SUMCO Corp. (Semiconductors &
Semiconductor Equipment) 100,200
25,100 Sumitomo Corp. (Capital Goods) 500,944

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
10,500 Sumitomo Heavy Industries Ltd.
(Capital Goods) $ 265,893
24,200 Sumitomo Realty & Development
Co. Ltd. (Real Estate Management
& Development) 628,269
6,100 T&D Holdings, Inc. (Insurance) 100,315
17,500 Taiho Kogyo Co. Ltd. (Automobiles
& Components) 105,186
5,200 Takara & Co. Ltd. (Commercial &
Professional Services) 85,764
13,600 Takashimaya Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 199,227
44,900 Tanseisha Co. Ltd. (Commercial &
Professional Services) 280,688
79,700 Tokai Tokyo Financial Holdings,
Inc. (Financial Services) 258,369
6,600 Tokio Marine Holdings, Inc.
(Insurance) 152,814
1,300 Tokyo Century Corp. (Financial
Services) 51,819
4,300 Tokyo Tekko Co. Ltd. (Materials) 101,501
117,600 Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) 722,600
1,800 Towa Pharmaceutical Co. Ltd.
(Pharmaceuticals, Biotechnology &
Life Sciences) 34,177
8,800 Toyo Engineering Corp. (Capital
Goods)* 40,232
8,700 Toyota Motor Corp. (Automobiles
& Components) 156,081
5,700 Toyota Tsusho Corp. (Capital
Goods) 335,251
7,200 Trend Micro, Inc. (Software &
Services) 272,544
2,200 WingArc1st, Inc. (Software &
Services) 37,526
800 Yellow Hat Ltd. (Consumer
Discretionary Distribution &
Retail) 10,150
23,449,964
Macau – 0.0%
4,400 Sands China Ltd. (Consumer
Services)* 13,380
Netherlands – 5.3%
3,678 ASML Holding NV
(Semiconductors & Semiconductor
Equipment) 2,165,425
491 BE Semiconductor Industries NV
(Semiconductors & Semiconductor
Equipment) 48,023
4,250 Eurocommercial Properties
NV REIT (Equity Real Estate
Investment Trusts (REITs)) 94,212
4,509 EXOR NV (Financial Services) 398,815
3,615 Fugro NV (Capital Goods)* 55,419
Shares Description Value
a
Common Stocks – (continued)
Netherlands – (continued)
386 Heineken Holding NV (Food,
Beverage & Tobacco) $ 29,089
26,726 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution &
Retail) 805,514
46,296 Shell PLC (Energy) 1,490,403
5,456 Van Lanschot Kempen NV
(Financial Services) 146,358
5,233,258
New Zealand – 0.2%
3,425 Xero Ltd. (Software & Services)* 246,319
Norway – 0.8%
7,957 Kongsberg Gruppen ASA (Capital
Goods) 327,937
26,940 Odfjell Drilling Ltd. (Energy) 94,989
55,484 PGS ASA (Energy)* 48,210
9,451 Protector Forsikring ASA
(Insurance) 153,207
3,980 SpareBank 1 SR-Bank ASA
(Banks) 45,579
7,926 TGS ASA (Energy) 108,187
5,178 Wallenius Wilhelmsen ASA
(Transportation) 40,869
818,978
Portugal – 0.4%
19,536 Jeronimo Martins SGPS SA
(Consumer Staples Distribution &
Retail) 438,744
Singapore – 1.1%
47,600 Keppel Corp. Ltd. (Capital Goods) 236,374
23,000 Oversea-Chinese Banking Corp.
Ltd. (Banks) 215,097
56,800 Sembcorp Industries Ltd. (Utilities) 211,119
753 STMicroelectronics NV
(Semiconductors & Semiconductor
Equipment) 32,457
19,700 United Overseas Bank Ltd. (Banks) 410,314
1,105,361
South Africa – 0.2%
6,130 Anglo American PLC (Materials) 168,327
Spain – 2.7%
10,624 Amadeus IT Group SA (Consumer
Services) 641,719
56,847 Banco Bilbao Vizcaya Argentaria
SA (Banks) 460,059
50,126 Banco Santander SA (Banks) 190,883
54,638 Bankinter SA (Banks) 347,607
26,492 Industria de Diseno Textil
SA (Consumer Discretionary
Distribution & Retail) 985,822
2,626,090
Sweden – 3.9%
10,663 Atlas Copco AB, Class B (Capital
Goods) 124,704

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
12,534 Epiroc AB, Class B (Capital
Goods) $ 200,510
4,409 Evolution AB (Consumer
Services)
(a)
444,909
13,141 Fortnox AB (Software & Services) 69,949
16,838 Hexagon AB, Class B (Technology
Hardware & Equipment) 143,304
11,817 Investor AB, Class A (Financial
Services) 223,735
42,324 Investor AB, Class B (Financial
Services) 810,272
13,892 Nyfosa AB (Real Estate
Management & Development) 74,486
279 Saab AB, Class B (Capital Goods) 14,200
4,862 Sandvik AB (Capital Goods) 89,463
4,426 Skandinaviska Enskilda Banken
AB, Class A (Banks) 52,766
19,321 SKF AB, Class B (Capital Goods) 320,758
19,346 SSAB AB, Class B (Materials) 106,132
634 Swedbank AB, Class A (Banks) 11,654
801 Swedish Orphan Biovitrum AB
(Pharmaceuticals, Biotechnology &
Life Sciences)* 16,367
5,576 Trelleborg AB, Class B (Capital
Goods) 138,540
15,543 Volvo AB, Class A (Capital Goods) 322,775
31,609 Volvo AB, Class B (Capital Goods) 651,071
24,248 Volvo Car AB, Class B
(Automobiles & Components)* 98,079
3,913,674
Switzerland – 5.4%
31,255 ABB Ltd. (Capital Goods) 1,115,591
22 Chocoladefabriken Lindt &
Spruengli AG (Food, Beverage &
Tobacco) 244,476
2,416 Dufry AG (Consumer Discretionary
Distribution & Retail)* 91,726
10,613 Julius Baer Group Ltd. (Financial
Services) 679,316
17,498 Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 1,787,047
37,682 UBS Group AG (Financial
Services) 928,190
1,149 Zurich Insurance Group AG
(Insurance) 525,732
5,372,078
United Kingdom – 8.8%
18,376 AstraZeneca PLC ADR
(Pharmaceuticals, Biotechnology &
Life Sciences) 1,244,423
109,003 Aviva PLC (Insurance) 515,929
25,454 BAE Systems PLC (Capital Goods) 309,313
3,067 Bellway PLC (Consumer Durables
& Apparel) 85,208
20,079 BP PLC ADR (Energy) 777,459
38,787 British American Tobacco PLC
(Food, Beverage & Tobacco) 1,217,862
31,125 Centrica PLC (Utilities) 58,543
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
29,500 CK Hutchison Holdings Ltd.
(Capital Goods) $ 156,618
33,084 Compass Group PLC (Consumer
Services) 805,318
6,322 Dunelm Group PLC (Consumer
Discretionary Distribution &
Retail) 80,992
6,420 Imperial Brands PLC (Food,
Beverage & Tobacco) 130,239
50,633 Informa PLC (Media &
Entertainment) 462,354
5,648 Investec PLC (Financial Services) 33,195
6,799 Lancashire Holdings Ltd.
(Insurance) 48,943
22,671 M&G PLC (Financial Services) 54,318
34,963 National Grid PLC (Utilities) 418,135
114,950 NatWest Group PLC (Banks) 328,821
28,126 Redrow PLC (Consumer Durables
& Apparel) 169,233
157,464 Rolls-Royce Holdings PLC (Capital
Goods)* 421,907
6,689 Sage Group PLC (The) (Software
& Services) 80,495
20,063 Smiths Group PLC (Capital Goods) 395,000
6,983 SSE PLC (Utilities) 136,841
72,795 Standard Chartered PLC (Banks) 669,535
7,045 Vesuvius PLC (Capital Goods) 37,216
14,160 WPP PLC (Media &
Entertainment) 126,156
8,764,053
United States – 9.5%
2,420 CRH PLC (Materials) 132,447
7,596 Experian PLC (Commercial &
Professional Services) 248,447
19,269 GSK PLC ADR (Pharmaceuticals,
Biotechnology & Life Sciences) 698,501
8,895 Holcim AG (Materials)* 569,359
14,490 Nestle SA (Food, Beverage &
Tobacco) 1,640,210
7,014 Roche Holding AG
(Pharmaceuticals, Biotechnology &
Life Sciences) 1,914,830
14,619 Sanofi (Pharmaceuticals,
Biotechnology & Life Sciences) 1,569,720
5,276 Schneider Electric SE (Capital
Goods) 869,444
56,111 Stellantis NV (Automobiles &
Components) 1,074,438
1,273 Swiss Re AG (Insurance) 130,738
33,715 Tenaris SA (Energy) 532,561
9,380,695
TOTAL COMMON STOCKS
(Cost $92,988,648)
96,740,459

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
Shares Description Rate Value
A
Preferred Stocks – 0.7%
Germany – 0.7%
866 Bayerische Motoren
Werke AG (Automobiles
& Components) 9.62% $ 80,608
921 FUCHS SE (Materials) 2.90 35,702
5,193 Henkel AG & Co.
KGaA (Household &
Personal Products) 2.74 369,791
3,969 Porsche Automobil
Holding SE
(Automobiles &
Components) 5.49 195,233
TOTAL PREFERRED STOCKS
(Cost $753,472)
681,334
TOTAL INVESTMENTS – 98.3%
(Cost $93,742,120)
$ 97,421,793
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.7%
1,637,577
NET ASSETS – 100.0%
$ 99,059,370
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 21.3%
Industrials 17.0
Consumer Discretionary 13.7
Health Care 11.6
Information Technology 8.8
Consumer Staples 7.9
Materials 7.5
Energy 3.8
Real Estate 3.2
Utilities 2.6
Communication Services 2.6
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At September 30, 2023, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 1 12/15/23 $ 44,447 $ (887)

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.4%
Aerospace & Defense – 1.7%
24,723 L3Harris Technologies, Inc. $ 4,304,769
Automobile Components – 1.3%
33,768 Aptiv PLC * 3,329,187
Banks – 6.8%
166,366 Bank of America Corp. 4,555,101
23,720 East West Bancorp, Inc. 1,250,281
60,896 JPMorgan Chase & Co. 8,831,138
23,144 M&T Bank Corp. 2,926,559
17,563,079
Beverages – 1.5%
68,275 Coca-Cola Co. (The) 3,822,034
Biotechnology – 2.1%
50,599 Gilead Sciences, Inc. 3,791,889
12,737 Neurocrine Biosciences, Inc. * 1,432,912
5,224,801
Broadline Retail – 0.8%
16,237 Amazon.com, Inc. * 2,064,047
Capital Markets – 4.0%
7,222 BlackRock, Inc. 4,668,951
48,279 KKR & Co., Inc. 2,973,986
59,716 Nasdaq, Inc. 2,901,600
10,544,537
Chemicals – 3.1%
12,218 Linde PLC 4,549,372
13,644 Sherwin-Williams Co. (The) 3,479,902
8,029,274
Commercial Services & Supplies – 0.7%
13,526 Waste Connections, Inc. 1,816,542
Communications Equipment – 0.6%
7,965 Arista Networks, Inc. * 1,465,002
Construction Materials – 1.5%
9,689 Martin Marietta Materials, Inc. 3,977,141
Consumer Finance – 1.3%
22,727 American Express Co. 3,390,641
Consumer Staples Distribution & Retail – 2.9%
46,422 Walmart, Inc. 7,424,270
Containers & Packaging – 0.9%
46,513 Ball Corp. 2,315,417
Diversified Telecommunication Services – 1.5%
122,011 Verizon Communications, Inc. 3,954,377
Electric Utilities – 3.4%
72,784 Exelon Corp. 2,750,507
59,178 NextEra Energy, Inc. 3,390,308
45,175 Xcel Energy, Inc. 2,584,914
8,725,729
Electrical Equipment – 2.0%
23,902 Eaton Corp. PLC 5,097,819
Financial Services – 3.6%
14,322 Berkshire Hathaway, Inc., Class B * 5,016,997
46,835 Fidelity National Information
Services, Inc. 2,588,570
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – (continued)
8,306 Visa, Inc., Class A $ 1,910,463
9,516,030
Food Products – 1.3%
47,624 Mondelez International, Inc., Class
A 3,305,106
Gas Utilities – 0.9%
21,664 Atmos Energy Corp. 2,294,868
Ground Transportation – 2.5%
18,031 Norfolk Southern Corp. 3,550,845
7,159 Old Dominion Freight Line, Inc. 2,929,033
6,479,878
Health Care Equipment & Supplies – 4.1%
76,072 Boston Scientific Corp. * 4,016,602
8,762 Cooper Cos., Inc. (The) 2,786,404
34,825 Zimmer Biomet Holdings, Inc. 3,908,062
10,711,068
Health Care Providers & Services – 2.7%
30,177 Centene Corp. * 2,078,592
70,720 CVS Health Corp. 4,937,670
7,016,262
Household Products – 1.4%
52,203 Colgate-Palmolive Co. 3,712,155
Industrial Conglomerates – 1.8%
43,347 General Electric Co. 4,792,011
Industrial REITs – 1.5%
34,719 Prologis, Inc. REIT 3,895,819
Insurance – 2.8%
31,436 Allstate Corp. (The) 3,502,285
34,144 Globe Life, Inc. 3,712,477
7,214,762
Interactive Media & Services – 1.9%
38,066 Alphabet, Inc., Class A * 4,981,317
Life Sciences Tools & Services – 1.5%
10,507 Danaher Corp. 2,606,787
4,959 Waters Corp. * 1,359,807
3,966,594
Machinery – 4.1%
16,183 Caterpillar, Inc. 4,417,959
10,457 Illinois Tool Works, Inc. 2,408,352
45,418 Stanley Black & Decker, Inc. 3,796,036
10,622,347
Media – 0.9%
32,003 Omnicom Group, Inc. 2,383,583
Metals & Mining – 1.5%
105,057 Freeport-McMoRan, Inc. 3,917,576
Multi-Utilities – 1.9%
41,906 Ameren Corp. 3,135,826
36,049 CMS Energy Corp. 1,914,562
5,050,388
Oil, Gas & Consumable Fuels – 8.5%
30,228 Chesapeake Energy Corp. 2,606,560

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
37,834 EOG Resources, Inc. $ 4,795,838
92,223 Exxon Mobil Corp. 10,843,580
25,341 Hess Corp. 3,877,173
22,123,151
Personal Care Products – 1.3%
171,552 Kenvue, Inc. 3,444,764
Pharmaceuticals – 5.0%
52,865 AstraZeneca PLC ADR (United
Kingdom) 3,580,018
87,000 Bristol-Myers Squibb Co. 5,049,480
28,009 Johnson & Johnson 4,362,402
12,991,900
Residential REITs – 1.4%
20,822 AvalonBay Communities, Inc. REIT 3,575,970
Semiconductors & Semiconductor Equipment – 4.1%
12,845 Applied Materials, Inc. 1,778,390
18,355 ARM Holdings PLC ADR * 982,360
4,231 KLA Corp. 1,940,590
69,104 Marvell Technology, Inc. 3,740,600
35,086 Micron Technology, Inc. 2,386,901
10,828,841
Software – 3.1%
3,455 Adobe, Inc. * 1,761,705
30,639 Oracle Corp. 3,245,283
14,453 Salesforce, Inc. * 2,930,779
7,937,767
Specialized REITs – 0.7%
10,836 American Tower Corp. REIT 1,781,980
Shares Description Value
aa
Common Stocks – (continued)
Specialty Retail – 2.0%
110,246 Foot Locker, Inc. $ 1,912,768
30,679 Ross Stores, Inc. 3,465,193
5,377,961
Technology Hardware, Storage & Peripherals – 1.6%
59,100 Dell Technologies, Inc., Class C 4,071,990
Textiles, Apparel & Luxury Goods – 1.2%
32,137 NIKE, Inc., Class B 3,072,940
TOTAL COMMON STOCKS
(Cost $221,605,414)
258,115,694
Shares
Dividend
Rate Value
aa
Investment Company – 0.6%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,463,838 5.240% 1,463,838
(Cost $1,463,838)
TOTAL INVESTMENTS – 100.0%
(Cost $223,069,252)
$ 259,579,532
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
123,693
NET ASSETS – 100.0%
$ 259,703,225
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP GROWTH FUND
Schedule of Investments
September 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.9%
Aerospace & Defense – 2.0%
2,948 L3Harris Technologies, Inc. $ 513,306
4,682 Woodward, Inc. 581,785
1,095,091
Automobile Components – 2.0%
7,637 Aptiv PLC * 752,932
8,323 Mobileye Global, Inc., Class A
(Israel) * 345,821
1,098,753
Biotechnology – 7.7%
3,649 Alnylam Pharmaceuticals, Inc. * 646,238
2,085 Biogen, Inc. * 535,866
5,978 BioMarin Pharmaceutical, Inc. * 528,933
7,008 Exact Sciences Corp. * 478,086
5,675 Neurocrine Biosciences, Inc. * 638,437
4,212 Sarepta Therapeutics, Inc. * 510,579
3,927 Seagen, Inc. * 833,113
4,171,252
Broadline Retail – 1.7%
14,591 Etsy, Inc. * 942,287
Building Products – 2.2%
5,896 Trane Technologies PLC 1,196,357
Capital Markets – 3.6%
7,103 KKR & Co., Inc. 437,545
2,178 MSCI, Inc. 1,117,488
4,452 Tradeweb Markets, Inc., Class A 357,050
1,912,083
Chemicals – 1.9%
9,268 Ashland, Inc. 757,010
2,083 PPG Industries, Inc. 270,373
1,027,383
Communications Equipment – 1.4%
3,991 Arista Networks, Inc. * 734,065
Construction Materials – 1.9%
2,547 Martin Marietta Materials, Inc. 1,045,493
Consumer Finance – 0.6%
3,828 Discover Financial Services 331,620
Containers & Packaging – 1.6%
16,904 Ball Corp. 841,481
Electrical Equipment – 4.6%
5,335 AMETEK, Inc. 788,300
5,967 Rockwell Automation, Inc. 1,705,786
2,494,086
Electronic Equipment, Instruments & Components – 2.6%
11,679 Amphenol Corp., Class A 980,919
3,086 Keysight Technologies, Inc. * 408,309
1,389,228
Entertainment – 1.0%
6,302 Live Nation Entertainment, Inc. * 523,318
Financial Services – 1.0%
7,238 Fidelity National Information
Services, Inc. 400,044
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – (continued)
1,103 Jack Henry & Associates, Inc. $ 166,707
566,751
Food Products – 2.5%
9,217 McCormick & Co., Inc. 697,174
50,069 Utz Brands, Inc. 672,427
1,369,601
Ground Transportation – 2.9%
2,840 Old Dominion Freight Line, Inc. 1,161,958
1,122 Saia, Inc. * 447,285
1,609,243
Health Care Equipment & Supplies – 6.8%
1,017 Align Technology, Inc. * 310,510
1,545 Cooper Cos., Inc. (The) 491,325
11,593 Dexcom, Inc. * 1,081,627
5,503 Insulet Corp. * 877,673
8,326 Zimmer Biomet Holdings, Inc. 934,344
3,695,479
Health Care Technology – 1.2%
3,208 Veeva Systems, Inc., Class A * 652,668
Hotel & Resort REITs – 0.8%
5,521 Ryman Hospitality Properties, Inc.
REIT 459,789
Hotels, Restaurants & Leisure – 4.4%
2,518 Domino's Pizza, Inc. 953,793
7,594 Expedia Group, Inc. * 782,714
5,260 Yum! Brands, Inc. 657,184
2,393,691
IT Services – 0.5%
794 MongoDB, Inc. * 274,613
Life Sciences Tools & Services – 5.5%
5,062 Agilent Technologies, Inc. 566,033
2,626 Illumina, Inc. * 360,497
886 Mettler-Toledo International, Inc. * 981,750
2,835 West Pharmaceutical Services, Inc. 1,063,720
2,972,000
Machinery – 6.2%
3,518 Chart Industries, Inc. * 594,964
2,656 Cummins, Inc. 606,790
9,069 Fortive Corp. 672,557
7,884 ITT, Inc. 771,922
8,322 Xylem, Inc. 757,552
3,403,785
Media – 2.7%
19,015 Trade Desk, Inc. (The), Class A * 1,486,022
Oil, Gas & Consumable Fuels – 3.7%
5,167 Cheniere Energy, Inc. 857,515
2,913 Chesapeake Energy Corp. 251,188
3,433 Hess Corp. 525,249
3,690 Targa Resources Corp. 316,307
1,950,259
Professional Services – 1.6%
2,387 Equifax, Inc. 437,251

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP GROWTH FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Professional Services – (continued)
1,610 Paycom Software, Inc. $ 417,425
854,676
Real Estate Management & Development – 2.0%
14,076 CoStar Group, Inc. * 1,082,304
Semiconductors & Semiconductor Equipment – 4.5%
3,885 ARM Holdings PLC ADR * 207,925
5,481 Enphase Energy, Inc. * 658,542
3,073 Entegris, Inc. 288,585
15,367 Marvell Technology, Inc. 831,816
5,330 MKS Instruments, Inc. 461,258
2,448,126
Software – 12.7%
2,952 ANSYS, Inc. * 878,368
7,443 Crowdstrike Holdings, Inc., Class
A * 1,245,809
10,352 Datadog, Inc., Class A * 942,964
8,912 DocuSign, Inc. * 374,304
17,408 Dynatrace, Inc. * 813,476
908 Fair Isaac Corp. * 788,625
2,012 HubSpot, Inc. * 990,910
3,652 Klaviyo, Inc., Class A * 125,994
4,985 Zscaler, Inc. * 775,616
6,936,066
Specialized REITs – 0.3%
861 SBA Communications Corp. REIT 172,346
Specialty Retail – 4.6%
1,480 RH * 391,253
12,008 Ross Stores, Inc. 1,356,304
1,846 Ulta Beauty, Inc. * 737,385
2,484,942
Textiles, Apparel & Luxury Goods – 1.2%
1,649 Lululemon Athletica, Inc. * 635,871
TOTAL COMMON STOCKS
(Cost $48,217,778)
54,250,729
Shares
Dividend
Rate Value
aa
Investment Company – 0.8%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
418,920 5.240% 418,920
(Cost $418,920)
TOTAL INVESTMENTS – 100.7%
(Cost $48,636,698)
$ 54,669,649
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.7)%
(354,409)
NET ASSETS – 100.0%
$ 54,315,240
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments
September 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 100.2%
Aerospace & Defense – 2.1%
15,506 L3Harris Technologies, Inc. $ 2,699,905
42,982 Woodward, Inc. 5,340,943
8,040,848
Automobile Components – 0.5%
18,198 Aptiv PLC * 1,794,141
Banks – 4.3%
109,277 Citizens Financial Group, Inc. 2,928,624
83,195 East West Bancorp, Inc. 4,385,208
36,734 M&T Bank Corp. 4,645,014
67,711 Pinnacle Financial Partners, Inc. 4,539,345
16,498,191
Beverages – 1.3%
79,541 Coca-Cola Europacific Partners PLC
(United Kingdom) 4,969,722
Biotechnology – 0.7%
8,054 Biogen, Inc. * 2,069,959
7,703 Sarepta Therapeutics, Inc. * 933,758
3,003,717
Broadline Retail – 0.8%
49,008 Etsy, Inc. * 3,164,937
Building Products – 2.0%
38,924 Allegion PLC 4,055,881
16,752 Trane Technologies PLC 3,399,148
7,455,029
Capital Markets – 4.2%
31,562 KKR & Co., Inc. 1,944,219
6,535 MSCI, Inc. 3,352,978
83,208 Nasdaq, Inc. 4,043,077
69,872 Raymond James Financial, Inc. 7,017,245
16,357,519
Chemicals – 3.6%
69,419 Ashland, Inc. 5,670,144
35,044 Celanese Corp. 4,398,723
29,438 PPG Industries, Inc. 3,821,052
13,889,919
Communications Equipment – 1.3%
8,652 Motorola Solutions, Inc. 2,355,420
295,778 Viavi Solutions, Inc. * 2,703,411
5,058,831
Construction Materials – 2.1%
19,430 Martin Marietta Materials, Inc. 7,975,626
Consumer Staples Distribution & Retail – 1.4%
89,286 Grocery Outlet Holding Corp. * 2,575,901
45,934 Performance Food Group Co. * 2,703,675
5,279,576
Containers & Packaging – 1.5%
117,634 Ball Corp. 5,855,820
Electric Utilities – 2.4%
42,756 Eversource Energy 2,486,261
96,462 FirstEnergy Corp. 3,297,071
57,234 Xcel Energy, Inc. 3,274,929
9,058,261
Shares Description Value
aa
Common Stocks – (continued)
Electrical Equipment – 2.8%
42,208 AMETEK, Inc. $ 6,236,654
15,537 Rockwell Automation, Inc. 4,441,562
10,678,216
Electronic Equipment, Instruments & Components – 1.6%
21,554 Keysight Technologies, Inc. * 2,851,810
15,032 Zebra Technologies Corp., Class A * 3,555,519
6,407,329
Entertainment – 1.7%
32,574 Electronic Arts, Inc. 3,921,910
260,590 Warner Bros Discovery, Inc. * 2,830,007
6,751,917
Financial Services – 3.3%
119,864 Fidelity National Information
Services, Inc. 6,624,883
19,765 Jack Henry & Associates, Inc. 2,987,282
43,843 Voya Financial, Inc. 2,913,367
12,525,532
Food Products – 0.6%
163,969 Utz Brands, Inc. 2,202,104
Ground Transportation – 1.6%
8,835 Old Dominion Freight Line, Inc. 3,614,752
6,819 Saia, Inc. * 2,718,394
6,333,146
Health Care Equipment & Supplies – 3.1%
16,883 Cooper Cos., Inc. (The) 5,368,963
59,776 Zimmer Biomet Holdings, Inc. 6,708,063
12,077,026
Health Care Providers & Services – 2.5%
27,599 Cencora, Inc. 4,966,992
64,314 Centene Corp. * 4,429,948
9,396,940
Health Care REITs – 1.0%
91,861 Ventas, Inc. REIT 3,870,104
Hotels, Restaurants & Leisure – 3.2%
81,300 Las Vegas Sands Corp. 3,726,792
21,560 Royal Caribbean Cruises Ltd. * 1,986,538
51,726 Yum! Brands, Inc. 6,462,646
12,175,976
Household Durables – 1.4%
47,904 Lennar Corp., Class A 5,376,266
Independent Power and Renewable Electricity Producers – 1.0%
246,273 AES Corp. (The) 3,743,350
Industrial REITs – 1.1%
61,792 Americold Realty Trust, Inc. REIT 1,879,095
14,488 EastGroup Properties, Inc. REIT 2,412,687
4,291,782
Insurance – 7.6%
44,493 Allstate Corp. (The) 4,956,965
26,135 American Financial Group, Inc. 2,918,495
71,960 Arch Capital Group Ltd. * 5,735,932
20,973 Arthur J Gallagher & Co. 4,780,376
46,081 Globe Life, Inc. 5,010,387

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Insurance – (continued)
1,222 Markel Group, Inc. * $ 1,799,383
79,987 Unum Group 3,934,561
29,136,099
Interactive Media & Services – 0.8%
79,182 Match Group, Inc. * 3,101,955
Life Sciences Tools & Services – 0.6%
2,179 Mettler-Toledo International, Inc. * 2,414,485
Machinery – 8.3%
9,318 Chart Industries, Inc. * 1,575,860
24,056 Cummins, Inc. 5,495,834
92,954 Fortive Corp. 6,893,469
11,345 IDEX Corp. 2,359,987
72,637 ITT, Inc. 7,111,889
69,543 Stanley Black & Decker, Inc. 5,812,404
35,487 Xylem, Inc. 3,230,382
32,479,825
Metals & Mining – 2.1%
73,596 Steel Dynamics, Inc. 7,890,963
Multi-Utilities – 3.6%
36,234 Ameren Corp. 2,711,390
90,906 CMS Energy Corp. 4,828,018
73,227 NiSource, Inc. 1,807,242
51,774 WEC Energy Group, Inc. 4,170,396
13,517,046
Office REITs – 1.1%
42,630 Alexandria Real Estate Equities,
Inc. REIT 4,267,263
Oil, Gas & Consumable Fuels – 6.2%
24,760 Cheniere Energy, Inc. 4,109,170
44,470 Chesapeake Energy Corp. 3,834,648
62,621 Devon Energy Corp. 2,987,022
29,097 Diamondback Energy, Inc. 4,506,543
235,314 Marathon Oil Corp. 6,294,649
16,768 Phillips 66 2,014,675
23,746,707
Passenger Airlines – 0.5%
48,757 United Airlines Holdings, Inc. * 2,062,421
Residential REITs – 2.8%
32,611 AvalonBay Communities, Inc. REIT 5,600,613
28,047 Equity LifeStyle Properties, Inc.
REIT 1,786,874
99,032 Invitation Homes, Inc. REIT 3,138,324
10,525,811
Retail REITs – 1.0%
61,687 Regency Centers Corp. REIT 3,666,675
Semiconductors & Semiconductor Equipment – 4.5%
50,132 ARM Holdings PLC ADR * 2,683,065
179,520 Marvell Technology, Inc. 9,717,418
57,928 MKS Instruments, Inc. 5,013,089
17,413,572
Software – 1.6%
5,531 ANSYS, Inc. * 1,645,749
25,824 DocuSign, Inc. * 1,084,608
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
72,723 Dynatrace, Inc. * $ 3,398,346
6,128,703
Specialized REITs – 2.0%
79,353 CubeSmart REIT 3,025,730
155,388 VICI Properties, Inc. REIT 4,521,791
7,547,521
Specialty Retail – 3.1%
9,914 Burlington Stores, Inc. * 1,341,364
165,591 Foot Locker, Inc. 2,873,004
6,847 RH * 1,810,073
54,569 Ross Stores, Inc. 6,163,569
12,188,010
Trading Companies & Distributors – 1.3%
11,225 United Rentals, Inc. 4,990,298
TOTAL INVESTMENTS – 100.2%
(Cost $354,511,955)
$ 385,309,179
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.2)%
(629,625)
NET ASSETS – 100.0%
$ 384,679,554
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
September 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 97.6%
Aerospace & Defense – 0.4%
3,408 AAR Corp. * $ 202,878
953 National Presto Industries, Inc. 69,054
8,851 Triumph Group, Inc. * 67,799
339,731
Air Freight & Logistics – 0.3%
4,051 Hub Group, Inc., Class A * 318,166
Automobile Components – 1.6%
18,419 Adient PLC * 675,977
69,811 American Axle & Manufacturing
Holdings, Inc. * 506,828
618 Dorman Products, Inc. * 46,820
47,892 Goodyear Tire & Rubber Co. (The) * 595,298
2,013 Luminar Technologies, Inc. *
(a)
9,159
1,104 Modine Manufacturing Co. * 50,508
692 Patrick Industries, Inc. 51,942
752 XPEL, Inc. * 57,987
1,994,519
Banks – 8.8%
17,298 Amalgamated Financial Corp. 297,872
11,659 Ameris Bancorp 447,589
4,175 Axos Financial, Inc. * 158,065
5,028 BancFirst Corp. 436,078
12,440 Bancorp, Inc. (The) * 429,180
25,552 Bank of NT Butterfield & Son Ltd.
(The) (Bermuda) 691,948
2,528 Banner Corp. 107,137
6,116 Business First Bancshares, Inc. 114,736
1,043 Capital City Bank Group, Inc. 31,113
15,885 Capitol Federal Financial, Inc. 75,771
19,396 Central Pacific Financial Corp. 323,525
3,484 Community Trust Bancorp, Inc. 119,362
3,299 Enterprise Financial Services Corp. 123,712
4,506 Esquire Financial Holdings, Inc. 205,879
2,569 Financial Institutions, Inc. 43,236
584 First Bancorp, Inc. (The) 13,724
33,235 First BanCorp. (Puerto Rico) 447,343
23,282 First Commonwealth Financial
Corp. 284,273
2,785 First Financial Bankshares, Inc. 69,959
17,152 Glacier Bancorp, Inc. 488,832
10,243 Hancock Whitney Corp. 378,889
15,433 Hanmi Financial Corp. 250,478
1,328 Heartland Financial USA, Inc. 39,083
21,740 Heritage Financial Corp. 354,579
2,784 Home Bancorp, Inc. 88,726
4,850 HomeTrust Bancshares, Inc. 105,099
10,328 International Bancshares Corp. 447,616
33,227 Macatawa Bank Corp. 297,714
4,142 Metrocity Bankshares, Inc. 81,515
12,469 National Bank Holdings Corp.,
Class A 371,077
3,958 Northeast Community Bancorp, Inc. 58,420
2,541 OFG Bancorp (Puerto Rico) 75,874
4,422 Old National Bancorp 64,296
2,801 Old Second Bancorp, Inc. 38,122
2,113 Origin Bancorp, Inc. 61,002
8,606 Pathward Financial, Inc. 396,651
607 Preferred Bank 37,786
Shares Description Value
aa
Common Stocks – (continued)
Banks – (continued)
2,199 Renasant Corp. $ 57,592
3,533 Seacoast Banking Corp. of Florida 77,585
1,919 Sierra Bancorp 36,384
4,064 Southside Bancshares, Inc. 116,637
8,020 Texas Capital Bancshares, Inc. * 472,378
10,924 TrustCo Bank Corp. 298,116
7,667 UMB Financial Corp. 475,737
7,600 Veritex Holdings, Inc. 136,420
238 Westamerica BanCorp 10,293
9,737,403
Beverages – 1.1%
961 Coca-Cola Consolidated, Inc. 611,504
2,232 National Beverage Corp. * 104,949
37,985 Primo Water Corp. 524,193
1,240,646
Biotechnology – 8.0%
13,856 ACADIA Pharmaceuticals, Inc. * 288,759
62,415 ADMA Biologics, Inc. * 223,446
4,990 Agenus, Inc. * 5,639
1,307 Akero Therapeutics, Inc. * 66,108
29,845 Alkermes PLC * 835,958
2,970 Allogene Therapeutics, Inc. * 9,415
20,586 Amicus Therapeutics, Inc. * 250,326
4,446 AnaptysBio, Inc. * 79,850
1,569 Arcturus Therapeutics Holdings,
Inc. * 40,088
44,528 Aurinia Pharmaceuticals, Inc.
(Canada) * 345,983
1,037 BioCryst Pharmaceuticals, Inc. * 7,342
18,553 Biohaven Ltd. * 482,564
3,321 Bridgebio Pharma, Inc. * 87,575
14,110 CareDx, Inc. * 98,770
14,547 Catalyst Pharmaceuticals, Inc. * 170,054
5,221 Coherus Biosciences, Inc. * 19,527
2,280 Day One Biopharmaceuticals, Inc. * 27,976
19,623 Deciphera Pharmaceuticals, Inc. * 249,605
6,528 Denali Therapeutics, Inc. * 134,673
5,968 Eagle Pharmaceuticals, Inc. * 94,115
5,471 Enanta Pharmaceuticals, Inc. * 61,111
6,717 Erasca, Inc. * 13,232
6,409 Generation Bio Co. * 24,290
17,151 Halozyme Therapeutics, Inc. * 655,168
5,818 Ideaya Biosciences, Inc. * 156,970
1,666 Immunovant, Inc. * 63,958
22,887 Iovance Biotherapeutics, Inc. * 104,136
2,923 iTeos Therapeutics, Inc. * 32,007
1,051 KalVista Pharmaceuticals, Inc. * 10,121
26,450 Kiniksa Pharmaceuticals Ltd., Class
A * 459,436
17,823 Kodiak Sciences, Inc. * 32,081
22,579 MacroGenics, Inc. * 105,218
758 Madrigal Pharmaceuticals, Inc. * 110,698
93,470 MannKind Corp. * 386,031
11,745 Myriad Genetics, Inc. * 188,390
8,147 Nurix Therapeutics, Inc. * 64,035
4,154 Organogenesis Holdings, Inc. * 13,210
34,012 PMV Pharmaceuticals, Inc. * 208,834
25,514 Poseida Therapeutics, Inc. * 60,723

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Biotechnology – (continued)
8,468 Precigen, Inc. * $ 12,025
8,314 PTC Therapeutics, Inc. * 186,317
2,747 Rhythm Pharmaceuticals, Inc. * 62,975
13,269 Rigel Pharmaceuticals, Inc. * 14,330
5,370 Rocket Pharmaceuticals, Inc. * 110,031
6,463 Selecta Biosciences, Inc. *
(a)
6,851
8,685 SpringWorks Therapeutics, Inc. * 200,797
45,539 Sutro Biopharma, Inc. * 158,020
8,933 TG Therapeutics, Inc. * 74,680
10,474 Travere Therapeutics, Inc. * 93,638
3,843 Twist Bioscience Corp. * 77,859
850 Tyra Biosciences, Inc. * 11,704
48,172 Vanda Pharmaceuticals, Inc. * 208,103
3,416 Vaxcyte, Inc. * 174,148
12,876 Veracyte, Inc. * 287,521
16,508 Vericel Corp. * 553,348
11,522 Viking Therapeutics, Inc. * 127,549
1,425 Vir Biotechnology, Inc. * 13,352
28,624 Y-mAbs Therapeutics, Inc. * 156,001
8,796,671
Broadline Retail – 0.1%
217 Dillard's, Inc., Class A
(a)
71,786
Building Products – 1.1%
11,352 AAON, Inc. 645,588
2,202 American Woodmark Corp. * 166,493
1,988 JELD-WEN Holding, Inc. * 26,560
36,394 Masterbrand, Inc. * 442,187
1,280,828
Capital Markets – 0.3%
7,530 Moelis & Co., Class A 339,829
6,804 Open Lending Corp. * 49,805
380 Piper Sandler Cos. 55,218
266 StoneX Group, Inc. * 25,781
470,633
Chemicals – 1.3%
6,922 Innospec, Inc. 707,428
10,705 Minerals Technologies, Inc. 586,206
12,502 Orion SA (Germany) 266,043
1,559,677
Commercial Services & Supplies – 1.1%
20,129 ACV Auctions, Inc., Class A * 305,558
15,944 Ennis, Inc. 338,332
5,792 Healthcare Services Group, Inc. 60,411
2,701 Montrose Environmental Group,
Inc. * 79,031
31,114 Steelcase, Inc., Class A 347,543
1,130,875
Communications Equipment – 0.9%
16,855 NetScout Systems, Inc. * 472,277
65,757 Viavi Solutions, Inc. * 601,019
1,073,296
Construction & Engineering – 3.2%
10,618 Arcosa, Inc. 763,434
5,822 Comfort Systems USA, Inc. 992,127
Shares Description Value
aa
Common Stocks – (continued)
Construction & Engineering – (continued)
1,033 Construction Partners, Inc., Class
A * $ 37,766
2,416 Dycom Industries, Inc. * 215,024
7,569 Fluor Corp. * 277,782
29,243 Great Lakes Dredge & Dock Corp. * 233,067
3,062 IES Holdings, Inc. * 201,694
2,315 Northwest Pipe Co. * 69,844
3,332 Primoris Services Corp. 109,056
9,138 Sterling Infrastructure, Inc. * 671,460
3,571,254
Construction Materials – 0.7%
24,569 Summit Materials, Inc., Class A * 765,079
Consumer Finance – 0.0%
1,953 Regional Management Corp. 54,059
1,874 Upstart Holdings, Inc. *
(a)
53,484
107,543
Consumer Staples Distribution & Retail – 0.0%
2,984 Natural Grocers by Vitamin Cottage,
Inc. 38,523
302 Weis Markets, Inc. 19,026
57,549
Distributors – 0.0%
968 Weyco Group, Inc. 24,539
Diversified Consumer Services – 1.8%
45,212 Coursera, Inc. * 845,012
5,806 Duolingo, Inc. * 963,041
7,675 Frontdoor, Inc. * 234,778
1,281 Perdoceo Education Corp. 21,905
504 Strategic Education, Inc. 37,926
2,102,662
Diversified REITs – 0.4%
19,140 Alexander & Baldwin, Inc. REIT 320,212
6,361 American Assets Trust, Inc. REIT 123,721
443,933
Diversified Telecommunication Services – 0.3%
4,504 Liberty Latin America Ltd., Class A
(Puerto Rico) * 36,753
40,100 Liberty Latin America Ltd., Class C
(Puerto Rico) * 327,216
363,969
Electric Utilities – 0.0%
306 ALLETE, Inc. 16,157
Electrical Equipment – 3.3%
807 Allient, Inc. 24,952
6,375 Atkore, Inc. * 951,086
4,830 Encore Wire Corp. 881,282
2,641 Enovix Corp. *
(a)
33,145
52,518 FTC Solar, Inc. *
(a)
67,223
18,461 NEXTracker, Inc., Class A * 741,394
5,956 Powell Industries, Inc. 493,752
16,258 Thermon Group Holdings, Inc. * 446,607
1,888 Vicor Corp. * 111,184
3,750,625

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 1.9%
2,825 Badger Meter, Inc. $ 406,433
4,658 Belden, Inc. 449,730
2,178 ePlus, Inc. * 138,347
2,471 Fabrinet (Thailand) * 411,718
2,478 Methode Electronics, Inc. 56,622
1,734 Napco Security Technologies, Inc. 38,581
2,301 PC Connection, Inc. 122,827
6,829 Sanmina Corp. * 370,678
1,261 ScanSource, Inc. * 38,221
3,868 Vishay Precision Group, Inc. * 129,887
2,163,044
Energy Equipment & Services – 1.3%
16,568 Borr Drilling Ltd. (Mexico) * 117,633
3,706 ChampionX Corp. 132,008
4,307 Dril-Quip, Inc. * 121,328
4,609 Helix Energy Solutions Group,
Inc. * 51,483
4,970 Nabors Industries Ltd. * 612,006
4,017 Oil States International, Inc. * 33,622
21,836 ProFrac Holding Corp., Class A * 237,576
23,160 RPC, Inc. 207,050
1,920 Tidewater, Inc. * 136,454
1,649,160
Entertainment – 0.5%
4,305 Cinemark Holdings, Inc. * 78,997
14,420 IMAX Corp. * 278,594
6,590 Madison Square Garden
Entertainment Corp. * 216,877
574,468
Financial Services – 2.9%
13,668 A-Mark Precious Metals, Inc. 400,882
29,758 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 630,870
9,078 Essent Group Ltd. 429,299
3,039 EVERTEC, Inc. (Puerto Rico) 112,990
6,939 I3 Verticals, Inc., Class A * 146,690
33,384 Marqeta, Inc., Class A * 199,636
18,954 NMI Holdings, Inc., Class A *
(b)
513,464
68,619 StoneCo Ltd., Class A (Brazil) * 732,165
3,165,996
Food Products – 0.4%
8,198 B&G Foods, Inc.
(a)
81,078
3,650 John B. Sanfilippo & Son, Inc. 360,620
441,698
Gas Utilities – 0.1%
4,245 Northwest Natural Holding Co. 161,989
Ground Transportation – 0.2%
4,735 Marten Transport Ltd. 93,327
3,699 PAM Transportation Services, Inc. * 79,713
173,040
Health Care Equipment & Supplies – 2.6%
19,302 AngioDynamics, Inc. * 141,098
15,669 Artivion, Inc. * 237,542
6,452 AtriCure, Inc. * 282,598
Shares Description Value
aa
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
30,116 Embecta Corp. $ 453,246
5,326 Inari Medical, Inc. * 348,320
419 Inmode Ltd. * 12,763
3,942 iRadimed Corp. 174,907
3,245 LeMaitre Vascular, Inc. 176,788
2,024 LivaNova PLC * 107,029
1,951 Merit Medical Systems, Inc. * 134,658
7,839 Nano-X Imaging Ltd. (Israel) *
(a)
51,424
4,689 Pulmonx Corp. * 48,437
2,727 Surmodics, Inc. * 87,509
3,384 Utah Medical Products, Inc. 291,024
18,169 Varex Imaging Corp. * 341,395
2,888,738
Health Care Providers & Services – 4.4%
12,654 Accolade, Inc. * 133,879
57,669 Alignment Healthcare, Inc. * 400,223
43,225 Brookdale Senior Living, Inc. * 178,951
11,441 Community Health Systems, Inc. * 33,179
2,409 Guardant Health, Inc. * 71,403
12,647 HealthEquity, Inc. * 923,863
61,995 Hims & Hers Health, Inc. * 389,949
24,024 Joint Corp. (The) * 215,976
6,234 National HealthCare Corp. 398,851
20,839 OPKO Health, Inc. * 33,342
1,496 Owens & Minor, Inc. * 24,175
17,377 Pediatrix Medical Group, Inc. * 220,862
29,018 Pennant Group, Inc. (The) * 322,970
4,236 PetIQ, Inc. * 83,449
16,086 Progyny, Inc. * 547,246
25,863 Select Medical Holdings Corp. 653,558
8,507 Surgery Partners, Inc. * 248,830
4,880,706
Health Care Technology – 0.2%
11,111 American Well Corp., Class A * 13,000
11,024 Phreesia, Inc. * 205,928
218,928
Hotel & Resort REITs – 2.8%
47,170 Chatham Lodging Trust REIT 451,417
83,311 DiamondRock Hospitality Co. REIT 668,987
68,965 RLJ Lodging Trust REIT 675,167
9,888 Ryman Hospitality Properties, Inc.
REIT 823,473
77,773 Service Properties Trust REIT 598,074
4,190 Xenia Hotels & Resorts, Inc. REIT 49,358
3,266,476
Hotels, Restaurants & Leisure – 2.4%
27,893 Bloomin' Brands, Inc. 685,889
2,059 Cheesecake Factory, Inc. (The) 62,388
13,410 Chuy's Holdings, Inc. * 477,128
5,638 Dine Brands Global, Inc. 278,799
17,514 Everi Holdings, Inc. * 231,535
9,974 International Game Technology PLC 302,412
993 Monarch Casino & Resort, Inc. 61,665
10,197 PlayAGS, Inc. * 66,484
20,686 Portillo's, Inc., Class A * 318,358
6,452 Sabre Corp. * 28,969
2,681 Shake Shack, Inc., Class A * 155,686

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
1,052 Xponential Fitness, Inc., Class A * $ 16,306
2,685,619
Household Durables – 1.9%
7,019 Beazer Homes USA, Inc. * 174,843
1,148 Century Communities, Inc. 76,663
2,233 Dream Finders Homes, Inc., Class
A * 49,640
6,418 Green Brick Partners, Inc. * 266,411
553 Hovnanian Enterprises, Inc., Class
A * 56,218
6,607 LGI Homes, Inc. * 657,330
9,149 M/I Homes, Inc. * 768,882
943 MDC Holdings, Inc. 38,880
2,088,867
Household Products – 0.1%
297 WD-40 Co. 60,362
Industrial REITs – 0.6%
49,819 LXP Industrial Trust REIT 443,389
4,767 Terreno Realty Corp. REIT 270,766
714,155
Insurance – 3.4%
12,981 Ambac Financial Group, Inc. * 156,551
31,325 CNO Financial Group, Inc. 743,342
27,976 Crawford & Co., Class A 261,296
16,663 Employers Holdings, Inc. 665,687
137 Enstar Group Ltd. * 33,154
62,100 Genworth Financial, Inc., Class A * 363,906
7,099 Goosehead Insurance, Inc., Class
A * 529,088
22 Hippo Holdings, Inc. * 175
20,273 James River Group Holdings Ltd. 311,191
7,388 Palomar Holdings, Inc. * 374,941
10,411 Stewart Information Services Corp. 456,002
2,934 Universal Insurance Holdings, Inc. 41,135
3,936,468
Interactive Media & Services – 1.4%
43,892 Bumble, Inc., Class A * 654,869
8,259 Cars.com, Inc. * 139,247
20,999 Eventbrite, Inc., Class A * 207,050
97,327 Vimeo, Inc. * 344,538
17,801 ZipRecruiter, Inc., Class A * 213,434
1,559,138
IT Services – 0.7%
15,294 Fastly, Inc., Class A * 293,186
2,726 Information Services Group, Inc. 11,940
2,190 Perficient, Inc. * 126,713
17,100 Rackspace Technology, Inc. * 40,185
1,687 Squarespace, Inc., Class A * 48,872
29,372 Thoughtworks Holding, Inc. * 119,838
62,340 Unisys Corp. * 215,073
855,807
Leisure Products – 0.7%
8,688 Malibu Boats, Inc., Class A * 425,886
12,859 MasterCraft Boat Holdings, Inc. * 285,727
711,613
Shares Description Value
aa
Common Stocks – (continued)
Life Sciences Tools & Services – 0.6%
24,991 Adaptive Biotechnologies Corp. * $ 136,201
5,233 Mesa Laboratories, Inc. 549,831
31,768 NanoString Technologies, Inc. * 54,641
832 Quanterix Corp. * 22,580
763,253
Machinery – 3.1%
2,290 Chart Industries, Inc. * 387,285
11,357 Douglas Dynamics, Inc. 342,754
8,590 Franklin Electric Co., Inc. 766,486
2,759 Gorman-Rupp Co. (The) 90,771
7,806 Greenbrier Cos., Inc. (The) 312,240
3,950 Kennametal, Inc. 98,276
5,873 Mueller Industries, Inc. 441,415
530 Omega Flex, Inc. 41,727
429 REV Group, Inc. 6,864
464 Shyft Group, Inc. (The) 6,946
1,468 Standex International Corp. 213,873
8,087 Wabash National Corp. 170,797
3,058 Watts Water Technologies, Inc.,
Class A 528,484
3,407,918
Marine Transportation – 0.0%
5,357 Costamare, Inc. (Monaco) 51,534
Media – 0.6%
130 Daily Journal Corp. * 38,220
4,645 Gray Television, Inc. 32,143
7,222 TechTarget, Inc. * 219,260
22,833 Thryv Holdings, Inc. * 428,575
2,024 WideOpenWest, Inc. * 15,484
733,682
Metals & Mining – 2.4%
9,224 ATI, Inc. * 379,568
13,035 Carpenter Technology Corp. 876,082
33,750 Coeur Mining, Inc. * 74,925
7,738 Commercial Metals Co. 382,335
9,334 Constellium SE * 169,879
8,192 Haynes International, Inc. 381,092
2,514 Olympic Steel, Inc. 141,312
2,863 Ryerson Holding Corp. 83,285
7,955 SunCoke Energy, Inc. 80,743
1,422 Worthington Industries, Inc. 87,908
2,657,129
Mortgage Real Estate Investment Trusts (REITs) – 1.3%
14,545 Arbor Realty Trust, Inc. REIT 220,793
47,284 ARMOUR Residential REIT, Inc.
REIT * 200,957
9,247 BrightSpire Capital, Inc. REIT 57,886
27,262 Invesco Mortgage Capital, Inc. REIT 272,893
13,556 KKR Real Estate Finance Trust, Inc.
REIT 160,910
14,456 Ladder Capital Corp. REIT 148,319
15,732 MFA Financial, Inc. REIT 151,185
1,524 Nexpoint Real Estate Finance, Inc.
REIT 24,933
27,944 Two Harbors Investment Corp. REIT 369,979
1,607,855

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Multi-Utilities – 0.1%
2,156 Black Hills Corp. $ 109,072
Office REITs – 0.5%
31,888 Equity Commonwealth REIT 585,783
Oil, Gas & Consumable Fuels – 5.5%
2,350 CONSOL Energy, Inc. 246,538
47,519 DHT Holdings, Inc. 489,446
5,520 Dorian LPG Ltd. 158,590
1,424 Energy Fuels, Inc. * 11,705
12,138 Golar LNG Ltd. (Cameroon) 294,468
6,909 International Seaways, Inc. 310,905
63,436 Kosmos Energy Ltd. (Ghana) * 518,906
2,485 Magnolia Oil & Gas Corp., Class A 56,931
8,093 Murphy Oil Corp. 367,018
153,773 Nordic American Tankers Ltd. 633,545
25,444 Orion SA 355,198
4,765 PBF Energy, Inc., Class A 255,070
6,512 Peabody Energy Corp. 169,247
11,826 Scorpio Tankers, Inc. (Monaco) 640,023
742 SilverBow Resources, Inc. * 26,541
49,301 Teekay Corp. (Bermuda) * 304,187
15,401 Teekay Tankers Ltd., Class A
(Canada) 641,144
23,492 Vitesse Energy, Inc. 537,732
6,017,194
Personal Care Products – 0.1%
4,435 Edgewell Personal Care Co. 163,918
Pharmaceuticals – 1.4%
37,713 Amneal Pharmaceuticals, Inc. * 159,149
7,496 Amphastar Pharmaceuticals, Inc. * 344,741
2,295 Arvinas, Inc. * 45,074
12,035 Assertio Holdings, Inc. * 30,810
3,894 Atea Pharmaceuticals, Inc. * 11,682
102 Axsome Therapeutics, Inc. * 7,129
1,828 Collegium Pharmaceutical, Inc. * 40,856
3,291 Intra-Cellular Therapies, Inc. * 171,428
6,083 Phibro Animal Health Corp., Class
A 77,680
13,062 Prestige Consumer Healthcare,
Inc. * 747,016
1,635,565
Professional Services – 3.0%
21,770 Alight, Inc., Class A * 154,349
13,300 CBIZ, Inc. * 690,270
28,060 ExlService Holdings, Inc. * 786,802
8,359 Exponent, Inc. 715,530
6,265 Franklin Covey Co. * 268,894
384 Huron Consulting Group, Inc. * 39,997
4,599 IBEX Holdings Ltd. * 71,055
10,777 Legalzoom.com, Inc. * 117,900
12,647 Parsons Corp. * 687,364
3,532,161
Real Estate Management & Development – 0.6%
18,294 Anywhere Real Estate, Inc. * 117,630
13,336 Compass, Inc., Class A * 38,674
11,872 Cushman & Wakefield PLC * 90,465
26,984 Douglas Elliman, Inc. 60,984
Shares Description Value
aa
Common Stocks – (continued)
Real Estate Management & Development – (continued)
5,370 Forestar Group, Inc. * $ 144,668
18,884 Newmark Group, Inc., Class A 121,424
22,018 Redfin Corp. * 155,007
728,852
Residential REITs – 1.5%
7,318 Centerspace REIT 440,983
46,466 Independence Realty Trust, Inc.
REIT 653,777
17,245 NexPoint Residential Trust, Inc.
REIT 554,944
1,649,704
Retail REITs – 0.2%
148 Alexander's, Inc. REIT 26,970
5,027 Kite Realty Group Trust REIT 107,678
5,516 Macerich Co. (The) REIT 60,180
2,446 Tanger Factory Outlet Centers, Inc.
REIT 55,280
250,108
Semiconductors & Semiconductor Equipment – 1.7%
1,231 ACM Research, Inc., Class A * 22,287
5,463 Axcelis Technologies, Inc. * 890,742
748 Cohu, Inc. * 25,761
743 Diodes, Inc. * 58,578
10,326 FormFactor, Inc. * 360,790
12,339 Ichor Holdings Ltd. * 382,015
4,989 PDF Solutions, Inc. * 161,644
2,115 Photronics, Inc. * 42,744
628 SiTime Corp. * 71,749
2,016,310
Software – 5.4%
6,579 Alarm.com Holdings, Inc. * 402,240
7,133 Amplitude, Inc., Class A * 82,529
3,971 Appian Corp., Class A * 181,117
20,869 Asana, Inc., Class A * 382,111
1,431 Braze, Inc., Class A * 66,871
677 C3.ai, Inc., Class A * 17,277
92,261 Cleanspark, Inc. * 351,514
34,155 Clear Secure, Inc., Class A 650,311
685 CommVault Systems, Inc. * 46,313
2,405 Ebix, Inc. 23,761
23,530 Instructure Holdings, Inc. * 597,662
9,596 Intapp, Inc. * 321,658
3,094 Marathon Digital Holdings, Inc. *
(a)
26,299
720 MicroStrategy, Inc., Class A *
(a)
236,362
5,762 Q2 Holdings, Inc. * 185,940
2,301 Rapid7, Inc. * 105,340
4,505 Red Violet, Inc. * 90,145
2,551 Riot Platforms, Inc. * 23,801
8,976 Sapiens International Corp. NV
(Israel) 255,188
15,351 SolarWinds Corp. * 144,913
3,435 SPS Commerce, Inc. * 586,045
14,167 Tenable Holdings, Inc. * 634,682
3,161 Varonis Systems, Inc. * 96,537
4,793 Weave Communications, Inc. * 39,063
15,346 Yext, Inc. * 97,140

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
39,862 Zeta Global Holdings Corp., Class
A * $ 332,848
9,029 Zuora, Inc., Class A * 74,399
6,052,066
Specialized REITs – 0.1%
353 Four Corners Property Trust, Inc.
REIT 7,833
16,112 Uniti Group, Inc. REIT 76,049
83,882
Specialty Retail – 2.4%
6,673 Academy Sports & Outdoors, Inc. 315,433
4,982 American Eagle Outfitters, Inc. 82,751
3,275 Asbury Automotive Group, Inc. * 753,479
750 Boot Barn Holdings, Inc. * 60,892
18,349 CarParts.com, Inc. * 75,598
3,617 Carvana Co. *
(a)
151,842
1,935 Group 1 Automotive, Inc. 519,954
6,216 Monro, Inc. 172,618
27,226 Sally Beauty Holdings, Inc. * 228,154
1,180 Sleep Number Corp. * 29,016
4,591 Urban Outfitters, Inc. * 150,080
143 Winmark Corp. 53,358
2,593,175
Technology Hardware, Storage & Peripherals – 1.4%
14,852 Eastman Kodak Co. * 62,527
4,612 Super Micro Computer, Inc. * 1,264,703
14,834 Xerox Holdings Corp. 232,745
1,559,975
Textiles, Apparel & Luxury Goods – 0.7%
7,158 G-III Apparel Group Ltd. * 178,377
7,824 Kontoor Brands, Inc. 343,552
2,935 Oxford Industries, Inc. 282,142
804,071
Trading Companies & Distributors – 1.8%
4,276 Applied Industrial Technologies, Inc. 661,112
947 Boise Cascade Co. 97,579
2,345 H&E Equipment Services, Inc. 101,281
862 Herc Holdings, Inc. 102,526
21,762 NOW, Inc. * 258,315
Shares Description Value
aa
Common Stocks – (continued)
Trading Companies & Distributors – (continued)
18,670 Rush Enterprises, Inc., Class A $ 762,296
1,983,109
TOTAL COMMON STOCKS
(Cost $109,487,049)
110,400,129
Shares
Dividend
Rate Value
aa
Investment Company – 1.0%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,090,139 5.240% 1,090,139
(Cost $1,090,139)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $110,577,188)
111,490,268
a
Securities Lending Reinvestment Vehicle – 0.6%
(c)
a
Goldman Sachs Financial Square Government
Fund – Institutional Shares
721,511 5.240% 721,511
(Cost $721,511)
TOTAL INVESTMENTS – 99.2%
(Cost $111,298,699)
$ 112,211,779
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.8%
810,391
NET ASSETS – 100.0%
$ 113,022,170
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or portion of security is pledged as collateral for futures contracts. Total market value of securities pledged as collateral on futures contracts amounts to $284,445, which represents
approximately 0.3% of net assets as of September 30, 2023.
(c) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At September 30, 2023, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 20 12/15/23 $ 1,798,600 $ (73,691)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND
Schedule of Investments
September 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.4%
Automobile Components – 0.5%
16,741 Aptiv PLC * $ 1,650,495
Automobiles – 2.4%
31,589 Tesla, Inc. * 7,904,200
Beverages – 1.1%
35,270 Coca-Cola Co. (The) 1,974,415
28,641 Monster Beverage Corp. * 1,516,541
3,490,956
Biotechnology – 3.2%
11,011 Alnylam Pharmaceuticals, Inc. * 1,950,048
3,637 Argenx SE ADR (Netherlands) * 1,788,058
7,872 Biogen, Inc. * 2,023,183
23,423 Exact Sciences Corp. * 1,597,917
22,198 Gilead Sciences, Inc. 1,663,518
14,874 Sarepta Therapeutics, Inc. * 1,803,026
10,825,750
Broadline Retail – 6.2%
162,239 Amazon.com, Inc. * 20,623,822
Capital Markets – 1.8%
50,925 Charles Schwab Corp. (The) 2,795,782
6,725 MSCI, Inc. 3,450,463
6,246,245
Chemicals – 2.8%
10,059 Linde PLC 3,745,469
22,437 Sherwin-Williams Co. (The) 5,722,557
9,468,026
Commercial Services & Supplies – 1.0%
24,834 Waste Connections, Inc. 3,335,206
Construction Materials – 0.6%
4,587 Martin Marietta Materials, Inc. 1,882,872
Electrical Equipment – 0.9%
10,458 Rockwell Automation, Inc. 2,989,628
Electronic Equipment, Instruments & Components – 0.4%
16,717 Amphenol Corp., Class A 1,404,061
Financial Services – 4.4%
26,756 Mastercard, Inc., Class A 10,592,968
16,907 Visa, Inc., Class A 3,888,779
14,481,747
Food Products – 1.3%
47,010 McCormick & Co., Inc. 3,555,836
8,508 Mondelez International, Inc., Class
A 590,455
4,146,291
Ground Transportation – 1.1%
8,602 Old Dominion Freight Line, Inc. 3,519,422
Health Care Equipment & Supplies – 2.6%
68,838 Boston Scientific Corp. * 3,634,646
10,874 Insulet Corp. * 1,734,294
11,031 Intuitive Surgical, Inc. * 3,224,251
8,593,191
Health Care Providers & Services – 0.5%
3,740 Humana, Inc. 1,819,585
Shares Description Value
aa
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.2%
752 Chipotle Mexican Grill, Inc. * $ 1,377,536
10,633 McDonald's Corp. 2,801,157
4,178,693
Household Products – 1.1%
24,738 Procter & Gamble Co. (The) 3,608,285
Interactive Media & Services – 8.7%
117,361 Alphabet, Inc., Class A * 15,357,860
72,835 Alphabet, Inc., Class C * 9,603,295
7,198 Meta Platforms, Inc., Class A * 2,160,912
200,249 Snap, Inc., Class A * 1,784,219
28,906,286
IT Services – 2.6%
18,942 Accenture PLC, Class A 5,817,278
17,347 Snowflake, Inc., Class A * 2,650,101
8,467,379
Life Sciences Tools & Services – 0.8%
7,313 Illumina, Inc. * 1,003,929
4,352 West Pharmaceutical Services, Inc. 1,632,914
2,636,843
Machinery – 1.6%
16,284 Caterpillar, Inc. 4,445,532
2,594 Deere & Co. 978,924
5,424,456
Metals & Mining – 0.3%
29,863 Freeport-McMoRan, Inc. 1,113,591
Oil, Gas & Consumable Fuels – 0.5%
9,988 Cheniere Energy, Inc. 1,657,608
Personal Care Products – 0.6%
13,544 Estee Lauder Cos., Inc. (The), Class
A 1,957,785
Pharmaceuticals – 4.2%
52,581 AstraZeneca PLC ADR (United
Kingdom) 3,560,785
19,091 Eli Lilly & Co. 10,254,349
13,815,134
Professional Services – 0.6%
10,048 Equifax, Inc. 1,840,593
Real Estate Management & Development – 0.7%
31,643 CoStar Group, Inc. * 2,433,030
Semiconductors & Semiconductor Equipment – 10.2%
27,033 Advanced Micro Devices, Inc. * 2,779,533
23,776 ARM Holdings PLC ADR * 1,272,492
12,631 Enphase Energy, Inc. * 1,517,615
6,732 KLA Corp. 3,087,699
110,671 Marvell Technology, Inc. 5,990,621
43,969 NVIDIA Corp. 19,126,075
33,774,035
Software – 16.7%
2,126 Adobe, Inc. * 1,084,047
11,306 Intuit, Inc. 5,776,688
122,933 Microsoft Corp. 38,816,095
33,999 Oracle Corp. 3,601,174

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
18,997 Salesforce, Inc. * $ 3,852,212
1,250 ServiceNow, Inc. * 698,700
7,868 Workday, Inc., Class A * 1,690,440
55,519,356
Specialized REITs – 1.4%
12,391 American Tower Corp. REIT 2,037,700
3,448 Equinix, Inc. REIT 2,504,144
4,541,844
Specialty Retail – 2.6%
14,378 Lowe's Cos., Inc. 2,988,323
4,315 RH * 1,140,713
39,989 Ross Stores, Inc. 4,516,758
8,645,794
Technology Hardware, Storage & Peripherals – 12.5%
242,476 Apple, Inc. 41,514,316
Textiles, Apparel & Luxury Goods – 2.3%
10,649 Lululemon Athletica, Inc. * 4,106,361
38,356 NIKE, Inc., Class B 3,667,601
7,773,962
TOTAL COMMON STOCKS
(Cost $175,042,733)
$ 330,190,487
Shares
Dividend
Rate Value
aa
INVESTMENT COMPANY
(a)
– 0.7%
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,414,876 5.240% 2,414,876
(Cost $2,414,876)
TOTAL INVESTMENTS – 100.1%
(Cost $177,457,609)
$ 332,605,363
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.1)%
(336,976)
NET ASSETS – 100.0%
$ 332,268,387
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND
Schedule of Investments
September 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.1%
Aerospace & Defense – 1.9%
11,280 Boeing Co. (The) * $ 2,162,150
8,912 Lockheed Martin Corp. 3,644,652
880 Woodward, Inc. 109,349
5,916,151
Air Freight & Logistics – 0.3%
9,237 CH Robinson Worldwide, Inc. 795,583
Automobile Components – 0.8%
18,017 Lear Corp. 2,417,881
Automobiles – 2.4%
97,193 General Motors Co. 3,204,453
15,989 Tesla, Inc. * 4,000,768
7,205,221
Banks – 4.3%
131,580 Bank of America Corp. 3,602,660
12,018 Commerce Bancshares, Inc. 576,624
9,991 Cullen/Frost Bankers, Inc. 911,279
42,657 JPMorgan Chase & Co. 6,186,118
5,658 M&T Bank Corp. 715,454
16,625 Prosperity Bancshares, Inc. 907,392
12,899,527
Beverages – 1.9%
85,076 Coca-Cola Co. (The) 4,762,554
13,932 Monster Beverage Corp. * 737,699
5,500,253
Biotechnology – 3.8%
36,136 AbbVie, Inc. 5,386,432
7,913 Incyte Corp. * 457,134
14,645 Moderna, Inc. * 1,512,682
10,894 Vertex Pharmaceuticals, Inc. * 3,788,280
11,144,528
Broadline Retail – 3.9%
92,647 Amazon.com, Inc. * 11,777,287
Building Products – 0.1%
3,172 Johnson Controls International PLC 168,782
Capital Markets – 2.5%
1,054 Ameriprise Financial, Inc. 347,483
12,903 Bank of New York Mellon Corp.
(The) 550,313
19,527 CME Group, Inc. 3,909,696
2,434 Interactive Brokers Group, Inc.,
Class A 210,687
30,444 Northern Trust Corp. 2,115,249
5,420 Stifel Financial Corp. 333,005
7,466,433
Chemicals – 2.2%
12,426 Linde PLC 4,626,821
543 NewMarket Corp. 247,087
5,689 Sherwin-Williams Co. (The) 1,450,979
6,324,887
Commercial Services & Supplies – 1.4%
5,513 Cintas Corp. 2,651,808
10,608 Republic Services, Inc. 1,511,746
4,163,554
Shares Description Value
aa
Common Stocks – (continued)
Communications Equipment – 1.2%
8,132 Arista Networks, Inc. * $ 1,495,719
7,851 Motorola Solutions, Inc. 2,137,356
3,633,075
Construction Materials – 1.7%
3,992 Martin Marietta Materials, Inc. 1,638,636
15,685 Vulcan Materials Co. 3,168,684
4,807,320
Consumer Finance – 1.1%
18,937 Ally Financial, Inc. 505,239
9,690 Capital One Financial Corp. 940,415
55,798 Synchrony Financial 1,705,745
3,151,399
Consumer Staples Distribution & Retail – 1.8%
9,505 Costco Wholesale Corp. 5,369,945
Distributors – 0.8%
50,878 LKQ Corp. 2,518,970
Electrical Equipment – 1.1%
22,043 AMETEK, Inc. 3,257,074
Electronic Equipment, Instruments & Components – 0.6%
35,899 Avnet, Inc. 1,729,973
Entertainment – 1.1%
8,665 Netflix, Inc. * 3,271,904
1,367 TKO Group Holdings, Inc. 114,910
3,386,814
Financial Services – 5.2%
24,196 Berkshire Hathaway, Inc., Class B * 8,475,859
27,815 Equitable Holdings, Inc. 789,668
9,116 Toast, Inc., Class A * 170,743
26,286 Visa, Inc., Class A 6,046,043
15,482,313
Food Products – 0.1%
5,907 General Mills, Inc. 377,989
Ground Transportation – 0.7%
10,324 Union Pacific Corp. 2,102,276
Health Care Equipment & Supplies – 0.9%
4,245 Intuitive Surgical, Inc. * 1,240,771
5,529 Stryker Corp. 1,510,910
2,751,681
Health Care Providers & Services – 5.0%
47,154 Centene Corp. * 3,247,968
461 Cigna Group (The) 131,878
9,216 Elevance Health, Inc. 4,012,831
3,675 HCA Healthcare, Inc. 903,976
3,516 Humana, Inc. 1,710,604
2,376 McKesson Corp. 1,033,204
7,657 UnitedHealth Group, Inc. 3,860,583
14,901,044
Hotel & Resort REITs – 1.1%
86,531 Host Hotels & Resorts, Inc. REIT 1,390,553
147,853 Park Hotels & Resorts, Inc. REIT 1,821,549
3,212,102

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.3%
21,604 Boyd Gaming Corp. $ 1,314,171
41,999 Las Vegas Sands Corp. 1,925,234
11,129 Wynn Resorts Ltd. 1,028,431
4,267,836
Household Durables – 0.9%
15,243 DR Horton, Inc. 1,638,165
6,734 Lennar Corp., Class A 755,757
2,393,922
Household Products – 1.0%
25,756 Kimberly-Clark Corp. 3,112,613
Industrial REITs – 1.7%
27,921 First Industrial Realty Trust, Inc.
REIT 1,328,760
33,892 Prologis, Inc. REIT 3,803,021
5,131,781
Insurance – 2.0%
3,235 Kinsale Capital Group, Inc. 1,339,711
7,441 Progressive Corp. (The) 1,036,531
20,798 Travelers Cos., Inc. (The) 3,396,521
1,848 W R Berkley Corp. 117,330
5,890,093
Interactive Media & Services – 6.0%
46,369 Alphabet, Inc., Class A * 6,067,847
70,087 Alphabet, Inc., Class C * 9,240,971
9,391 Meta Platforms, Inc., Class A * 2,819,272
18,128,090
IT Services – 0.9%
1,471 Gartner, Inc. * 505,450
570 Okta, Inc. * 46,461
10,120 VeriSign, Inc. * 2,049,604
2,601,515
Life Sciences Tools & Services – 1.2%
10,608 Bruker Corp. 660,878
2,787 Mettler-Toledo International, Inc. * 3,088,191
3,749,069
Machinery – 0.4%
520 Caterpillar, Inc. 141,960
9,840 PACCAR, Inc. 836,597
978,557
Media – 0.3%
991 Cable One, Inc. 610,099
17,639 News Corp., Class A 353,838
963,937
Oil, Gas & Consumable Fuels – 2.3%
36,874 Antero Resources Corp. * 935,862
5,704 Exxon Mobil Corp. 670,676
21,470 Hess Corp. 3,284,910
14,168 Valero Energy Corp. 2,007,747
6,899,195
Pharmaceuticals – 2.5%
66,511 Bristol-Myers Squibb Co. 3,860,298
8,998 Elanco Animal Health, Inc. * 101,138
869 Eli Lilly & Co. 466,766
Shares Description Value
aa
Common Stocks – (continued)
Pharmaceuticals – (continued)
709 Johnson & Johnson $ 110,427
4,713 Organon & Co. 81,818
105,572 Royalty Pharma PLC, Class A 2,865,224
7,485,671
Residential REITs – 0.1%
1,839 Mid-America Apartment
Communities, Inc. REIT 236,587
Semiconductors & Semiconductor Equipment – 4.4%
11,817 Applied Materials, Inc. 1,636,064
403 Broadcom, Inc. 334,724
4,203 KLA Corp. 1,927,748
8,122 Microchip Technology, Inc. 633,922
3,719 Micron Technology, Inc. 253,004
18,593 NVIDIA Corp. 8,087,769
1,657 NXP Semiconductors NV (China) 331,267
13,204,498
Software – 14.1%
9,731 Adobe, Inc. * 4,961,837
7,590 Confluent, Inc., Class A * 224,740
47,580 Dropbox, Inc., Class A * 1,295,603
942 Fair Isaac Corp. * 818,155
57,735 Fortinet, Inc. * 3,387,890
8,636 Intuit, Inc. 4,412,478
71,299 Microsoft Corp. 22,512,659
9,015 Oracle Corp. 954,869
542 Palo Alto Networks, Inc. * 127,066
17,277 Salesforce, Inc. * 3,503,430
42,198,727
Specialized REITs – 0.6%
9,218 SBA Communications Corp. REIT 1,845,167
Specialty Retail – 2.0%
2,783 Burlington Stores, Inc. * 376,540
9,174 CarMax, Inc. * 648,877
1,591 Home Depot, Inc. (The) 480,737
3,742 O'Reilly Automotive, Inc. * 3,400,954
9,572 Ross Stores, Inc. 1,081,157
5,988,265
Technology Hardware, Storage & Peripherals – 8.0%
104,667 Apple, Inc. 17,920,037
28,261 Dell Technologies, Inc., Class C 1,947,183
201,297 Hewlett Packard Enterprise Co. 3,496,529
16,688 HP, Inc. 428,882
23,792,631
Textiles, Apparel & Luxury Goods – 0.6%
4,522 Lululemon Athletica, Inc. * 1,743,728
Tobacco – 0.6%
20,532 Philip Morris International, Inc. 1,900,853

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Trading Companies & Distributors – 0.3%
4,804 Ferguson PLC $ 790,114
TOTAL INVESTMENTS – 99.1%
(Cost $246,115,381)
$ 295,764,911
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.9%
2,782,180
NET ASSETS – 100.0%
$ 298,547,091
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At September 30, 2023, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 8 12/15/23 $ 1,730,200 $ (82,389)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
September 30, 2023 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation
—
The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the
Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to
Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities
—
Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the
Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are
valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of
Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter
(“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within
Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of
September 30, 2023:
INTERNATIONAL EQUITY INSIGHTS FUND
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ — $ 168,327 $ —
Asia 1,172,630 26,038,632 —
Europe 2,185,012 50,105,291 —
North America 830,948 8,549,747 —
Oceania — 8,371,206 —
Total
$ 4,188,590 $ 93,233,203 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (887) $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
LARGE CAP VALUE FUND
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 3,580,018 $ — $ —
North America 254,535,676 — —
Investment Company 1,463,838 — —
Total
$ 259,579,532 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
MID CAP GROWTH FUND
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 345,821 $ — $ —
North America 53,904,908 — —
Investment Company 418,920 — —
Total
$ 54,669,649 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
MID CAP VALUE FUND
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 4,969,722 $ — $ —
North America 380,339,457 — —
Total
$ 385,309,179 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
SMALL CAP EQUITY INSIGHTS FUND
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 813,374 $ — $ —
Asia 718,330 — —
Europe 957,600 — —
North America 107,178,660 — —
South America 732,165 — —
Investment Company 1,090,139 — —
Securities Lending Reinvestment Vehicle 721,511 — —
Total
$ 112,211,779 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (73,691) $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
STRATEGIC GROWTH FUND
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 5,348,843 $ — $ —
North America 324,841,644 — —
Investment Company 2,414,876 — —
Total
$ 332,605,363 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
U.S. EQUITY INSIGHTS FUND
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 331,267 $ — $ —
North America 295,433,644 — —
Total
$ 295,764,911 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (82,389) $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
D. Securities Lending
—
The Large Cap Value, Mid Cap Growth, Mid Cap Value and Strategic Growth Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the International Equity Insights,
Small Cap Equity Insights and U. S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency
Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions..
The International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and
U.S. Equity Insights Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money
Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government
Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will, and BNYM may, exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable
Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”)
may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards;
and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls
(including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman
Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s
NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that a Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)